Share-Based Payment Plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payment arrangements [Abstract]
Disclosure of range of exercise prices of outstanding share options
The total options outstanding and exercisable under the Stock Option Plan at Dec. 31, 2023, are outlined below:

	Options outstanding
Range of exercise prices(1) ($ per share)	Number of options (millions)	Weighted average remaining contractual life (years)	Weighted average exercise price ($ per share)
5.00-12.00	2.5	3.60	9.17
(1)Options currently exercisable as at Dec. 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options
The total options outstanding and exercisable under the Stock Option Plan at Dec. 31, 2023, are outlined below:

	Options outstanding
Range of exercise prices(1) ($ per share)	Number of options (millions)	Weighted average remaining contractual life (years)	Weighted average exercise price ($ per share)
5.00-12.00	2.5	3.60	9.17
(1)Options currently exercisable as at Dec. 31, 2023.